Non-Controlling Interest (Schedule of summarized income statement and comprehensive income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Controlling Interest [Line Items]
Total revenue	$ 2,021.2	$ 1,690.0
Mine operating costs	1,040.8	905.8
Depreciation and amortization	428.0	393.1
Gross profit	553.8	392.5
Other expenses	57.4	38.3
Other net finance costs	38.1	28.8
Tax (recovery) expense	183.8	82.3
Net (loss) income for the year	67.8	69.5
Total comprehensive (loss) income	44.8	70.3
Copper Mountain Mine [Member]
Disclosure Of Non Controlling Interest [Line Items]
Total revenue	274.1	165.4
Mine operating costs	210.8	124.9
Depreciation and amortization	50.1	11.7
Gross profit	13.2	28.8
Other expenses	20.2	2.3
Finance expense - related parties	31.3	9.1
Other net finance costs	16.6	2.8
Tax (recovery) expense	(19.4)	1.9
Net (loss) income for the year	(35.5)	12.7
Total comprehensive (loss) income	$ (63.1)	$ 12.2